SHORT-TERM AND LONG-TERM BANK BORROWINGS	12 Months Ended
Dec. 31, 2024
SHORT-TERM AND LONG-TERM BANK BORROWINGS
SHORT-TERM AND LONG-TERM BANK BORROWINGS

9.    SHORT-TERM AND LONG-TERM BANK BORROWINGS

As of December 31, 2024, the Group had credit facilities of RMB3,023.6 million (approximately US$414.3 million), all of which were onshore credit facilities. The credit facilities had remaining terms ranging from 6 months to 68 months as of December 31, 2024. The credit facilities in general bear interest based on the Loan Prime Rate (“LPR”) published by the National Interbank Funding Centre of the PRC. As of December 31, 2024, the Group had unused credit facilities of approximately RMB2,595.0 million that were uncommitted.

As of December 31, 2024, the Group had (i) an outstanding unsecured short-term bank borrowing of RMB300.0 million, which was repayable within one year and charged interest rate of 2.50% per annum; and (ii) an outstanding secured long-term bank borrowing of RMB33.6 million with a five-year loan term and 2.54% interest rate per annum, which was guaranteed by the Company’s subsidiary Luckin China and secured by a land use right of the Group with carrying amount of RMB77.6 million as of December 31, 2024. Both of the borrowings were subject to quarterly interest payment and the principal repayment at maturity or at early repayment.

The annual maturities of all short-term borrowing and long-term borrowing as of December 31, 2024, are as follows:

Maturity dates	RMB
Year ending December 31, 2025	300,000
Year ending December 31, 2026	3,360
Year ending December 31, 2027	3,360
Year ending December 31, 2028	6,720
Year ending December 31, 2029	20,160
Thereafter	—

Total	333,600